Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
NOTE 21. Financial Instruments

The Company is exposed to various market risks including, but not limited to, changes in foreign currency exchange rates and market interest rates. The Company manages these risks through the use of derivative financial instruments. The Company’s use of derivative financial instruments is limited to hedging activities and such instruments are not used for speculative or trading purposes. The maximum length of time over which the Company hedges the variability in the future cash flows for forecasted transactions excluding those forecasted transactions related to the payment of variable interest on existing debt is up to one year from the date of the forecasted transaction. The maximum length of time over which the Company hedges forecasted transactions related to the payment of variable interest on existing debt is the term of the underlying debt.

The use of derivative financial instruments creates exposure to credit loss in the event of nonperformance by the counterparty to the derivative financial instruments. The Company limits this exposure by entering into agreements directly with a variety of major financial institutions with high credit standards that are expected to fully satisfy their obligations under the contracts. Additionally, the Company’s ability to utilize derivatives to manage risks is dependent on credit and market conditions.

Accounting for Derivative Financial Instruments

Derivative financial instruments are recorded as assets or liabilities in the consolidated balance sheets at fair value. The fair values of derivatives used to hedge the Company’s risks fluctuate over time, generally in relation to the fair values or cash flows of the underlying hedged transactions or exposures. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

At inception, the Company formally designates and documents the financial instrument as a hedge of a specific underlying exposure, as well as the risk management objectives and strategies for undertaking the hedge transaction, including designation of the instrument as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. Additionally, at inception and at least quarterly thereafter, the Company formally assesses whether the financial instruments that are used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure.

For a designated cash flow hedge, the effective portion of the change in the fair value of the derivative instrument is recorded in Accumulated other comprehensive (loss) income in the consolidated balance sheet. When the underlying hedged transaction is realized, the gain or loss included in Accumulated other comprehensive (loss) income is recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. Any ineffective portion of a financial instrument's change in fair value is immediately recognized in operating results. For a designated fair value hedge, both the effective and ineffective portions of the change in the fair value of the derivative instrument are recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. For a designated net investment hedge, the effective portion of the change in the fair value of the derivative instrument is recorded as a cumulative translation adjustment in Accumulated other comprehensive (loss) income in the consolidated balance sheet. Cash flows associated with designated hedges are reported in the same category as the underlying hedged item. Derivatives not designated as a hedge are adjusted to fair value through operating results. Cash flows associated with non-designated derivatives are reported in Net cash provided from operating activities in the Company’s consolidated statements of cash flows.

Foreign Currency Exchange Rate Risk

The Company’s net cash inflows and outflows exposed to the risk of changes in foreign currency exchange rates arise from the sale of products in countries other than the manufacturing source, foreign currency denominated supplier payments, debt and other payables, subsidiary dividends and investments in subsidiaries. Where possible, the Company utilizes derivative financial instruments, including forward and option contracts, to protect the Company’s cash flow from changes in exchange rates. Foreign currency exposures are reviewed monthly and any natural offsets are considered prior to entering into a derivative financial instrument. The Company’s primary foreign currency exposures include the Euro, Korean Won, Czech Koruna, Hungarian Forint and Mexican Peso. Where possible, the Company utilizes a strategy of partial coverage for transactions in these currencies.

As of December 31, 2011 and 2010, the Company had forward contracts to hedge changes in foreign currency exchange rates with notional amounts of approximately $741 million and $529 million, respectively. Fair value estimates of these contracts are based on quoted market prices. A portion of these instruments have been designated as cash flow hedges with the effective portion of the gain or loss reported in the Accumulated other comprehensive (loss) income component of Shareholders’ equity in the Company’s consolidated balance sheet. The ineffective portion of these instruments is recorded as Cost of sales in the Company’s consolidated statement of operations.

Interest Rate Risk

As of December 31, 2011, the Company has no outstanding interest rate swaps. On April 6, 2011, the Company refinanced its variable rate Term Loan with a fixed rate bond and as of December 31, 2011, the Company holds primarily fixed rate debt. In conjunction with the refinancing of the Term Loan, the Company terminated outstanding interest rate swaps with a notional amount of $250 million for a loss of less than $1 million, which was recorded as interest expense. Approximately 50% and 87% of the Company's borrowings were effectively on a fixed rate basis as of December 31, 2010 and December 31, 2011, respectively. As of December 31, 2010, the net fair value of interest rate swaps was a liability of $1 million.
Financial Statement Presentation

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2011 and 2010 as follows (dollars in millions):

	Assets			Liabilities
Risk Hedged	Classification	2011	2010	Classification	2011	2010
Designated
Foreign currency	Other current assets	$—	$—	Other current assets	$—	$1
Foreign currency	Other current liabilities	8	1	Other current liabilities	24	2
Interest rates	Other non-current assets	—	—	Other non-current assets	—	1

Non-designated
Foreign currency	Other current assets	—	2	Other current assets	—	—
Foreign currency	Other current liabilities	—	2	Other current liabilities	—	1
		$8	$5		$24	$5

Gains and losses associated with derivative financial instruments recorded in Cost of sales and Interest expense for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, and the nine–month Predecessor period ended October 1, 2010 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI			AOCI into Income			Recorded in Income
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Foreign currency risk – Cost of sales
Cash flow hedges	$(8)	$(1)	$—	$5	$1	$6	$—	$—	$—
Non-designated cash flow hedges	—	—	—	—	—	—	(4)	3	(1)
	$(8)	$(1)	$—	$5	$1	$6	$(4)	$3	$(1)
Interest rate risk – Interest expense
Cash flow hedges	$1	$(1)	$—	$—	$—	$—	$—	$—	$—

Concentrations of Credit Risk

Financial instruments, including cash equivalents, marketable securities, derivative contracts and accounts receivable, expose the Company to counterparty credit risk for non-performance. The Company’s counterparties for cash equivalents, marketable securities and derivative contracts are banks and financial institutions that meet the Company’s requirement of high credit standing. The Company’s counterparties for derivative contracts are substantial investment and commercial banks with significant experience using such derivatives. The Company manages its credit risk through policies requiring minimum credit standing and limiting credit exposure to any one counterparty and through monitoring counterparty credit risks. The Company’s concentration of credit risk related to derivative contracts at December 31, 2011 and December 31, 2010 is not significant.

With the exception of the customers below, the Company’s credit risk with any individual customer does not exceed ten percent of total accounts receivable at December 31, 2011 and 2010, respectively.

	2011	2010
Ford and affiliates	24%	22%
Hyundai Motor Company	10%	17%
Hyundai Mobis Company	14%	14%

Management periodically performs credit evaluations of its customers and generally does not require collateral.